NONVESTED SHARES	12 Months Ended
Dec. 31, 2020
NONVESTED SHARES
NONVESTED SHARES

14.          NONVESTED SHARES

In 2018, the Company granted 244,000 nonvested to certain officers and employees. These nonvested shares vest over a period of four years.

In 2019, the Company granted 1,829,000 nonvested to certain officers and employees. The nonvested shares of 280,000 vest over a period of two years and nonvested shares of 1,549,000 vest immediately.

In 2020, the Company granted 4,601,000 nonvested to certain officers and employees. The nonvested shares of 940,000 vest over a period of two years, nonvested shares of 218,000 vest over a period of one year and nonvested shares of 3,443,000 vest immediately.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2020	460,000	$5.74
Granted	4,601,000	$0.47
Forfeited	(199,000)	$0.56
Vested	(4,202,000)	$0.45
Outstanding at December 31, 2020	660,000	$4.21

The total fair value of shares vested during the years ended December 31, 2018, 2019 and 2020 was $379,  $972 and $1,911, respectively.

For the years ended December 31, 2018, 2019 and 2020, the Group recorded share-based compensation expenses of $384,  $1,995 and $1,917 related to the nonvested shares, respectively. As of December 31, 2020, there was $363 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted-average period of 1.28 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020

Fulfillment	$47	$238	$15
Selling and marketing	99	408	82
General and administrative	259	1,414	3,509
Total	$405	$2,060	$3,606